SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Cash flow statement [Abstract]
Depreciation and amortization (note 20)	$ 162,150	$ 140,597
Restructuring charges related to property, plant and equipment (note 17)	930	1,716
Gain on remeasurement of contingent consideration in connection with a business acquisition (note 17)	0	(6,176)
Loss on disposal of property, plant and equipment and intangible assets	368	1,631
Share-based compensation	15,867	15,373
Deferred income taxes (note 18)	4,895	(3,156)
Unrealized net (gain) loss on foreign exchange and financial derivatives	(863)	1,993
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to net earnings	(10,070)	10,840
Other non-current assets	(523)	(2,202)
Other non-current liabilities	2,445	(2,169)
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ 175,199	$ 158,447